Application of new and revised international financial reporting standards - Summary of Non Mandatory standards and interpretations issued by IASB (Detail)	12 Months Ended
Dec. 31, 2021
Amendments to IFRS 3 Business combinations IAS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IFRS 3, ‘Business combinations’, IAS 16,’ Property, plant and equipment’, and IAS 37 ‘Provisions, contingent liabilities and contingent assets’
Date by which application of new IFRS is required	Jan. 01, 2022
Annual Improvements to IFRS Standards 2018-20
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Annual Improvements 2018-2020
Date by which application of new IFRS is required	Jan. 01, 2022
IFRS 17
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	IFRS 17, ‘Insurance contracts’ as amended in June 2020 by amendments to IFRS 17, Insurance Contracts
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments To IAS 1
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IAS 1, ‘Presentation of financial statements’, on classification of liabilities
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments to IAS 1, ‘Presentation of financial statements
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IAS 1, ‘Presentation of financial statements’, IFRS Practice statement 2 and IAS 8,’ Accounting policies, changes in accounting estimates and errors’
Date by which application of new IFRS is required	Jan. 01, 2023